Revenues (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 447	$ 619	$ 1,117	$ 942
Related party
Disaggregation of Revenue [Line Items]
Carried interest allocation amount not yet recognized			$ 5,880	$ 6,513
Revenue benchmark | Customer concentration risk | Customer one | Related party
Disaggregation of Revenue [Line Items]
Concentration risk percentage			70.60%	83.80%
Revenue benchmark | Customer concentration risk | Customer two
Disaggregation of Revenue [Line Items]
Concentration risk percentage			20.10%	16.20%
Management fee
Disaggregation of Revenue [Line Items]
Revenues	447	444	$ 892	$ 789
Management fee | Related party | Transactions with the Fund
Disaggregation of Revenue [Line Items]
Revenues	$ 393	$ 394	789	789
Management fee | Related party | Transactions with AeroFlexx
Disaggregation of Revenue [Line Items]
Revenues			$ 103	$ 0